Net Income/(Loss) per Share	12 Months Ended
Dec. 31, 2024
NET INCOME/(LOSS) PER SHARE [Abstract]
Net Income/(Loss) per Share
20.	NET INCOME/(LOSS) PER SHARE
Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares comprise shares issuable upon the exercise or settlement of share-based awards using the treasury stock method. The dilutive effect of share-based awards with performance requirements is not considered before the performance targets are actually met. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share.
Additionally, for purposes of calculating the numerator of diluted net income/(loss) per share, the net income/(loss) attributable to Sohu is calculated as discussed below. The adjustment will not be made if there is an anti-dilutive effect.
Changyou’s Net Income/(Loss) Attributable to Sohu
Sohu holds 100% of the combined total of Changyou’s outstanding ordinary shares
; accordingly,
Changyou’s net income/(loss) is wholly attributable to Sohu.

After the Changyou Plans’ Modification, all of Changyou’s share-based awards became obligation-based awards. Accordingly, all of those Changyou awards are excluded from the calculation of Sohu’s diluted net income/(loss) per share. Changyou’s net income/(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basic net income/(loss) per share. There have been no dilutive effects resulting from Changyou’s existing unvested share options.
The following table presents the calculation of the Sohu Group’s basic and diluted net loss per share (in thousands, except per share data).

	Year Ended December 31,
	2022	2023	2024
Numerator:
Net loss from continuing operations attributable to Sohu.com Limited, basic	$(17,343)	$(65,805)	$(100,269)
Net income from discontinued operations attributable to Sohu.com Limited, basic	0	35,426	0
Net loss attributable to Sohu.com Limited, basic	(17,343)	(30,379)	(100,269)
Effect of dilutive securities:
Net loss from continuing operations attributable to Sohu.com Limited, diluted	(17,343)	(65,805)	(100,269)
Net income from discontinued operations attributable to Sohu.com Limited, diluted	0	35,426	0

Net loss attributable to Sohu.com Limited, diluted	$(17,343)	$(30,379)	$(100,269)

Denominator:
Weighted average basic ordinary shares outstanding	34,945	34,109	32,009

Weighted average diluted ordinary shares outstanding	$34,945	$34,109	$32,009

Basic net loss per share attributable to Sohu.com Limited
Continuing operations	$(0.50)	$(1.93)	$(3.13)
Discontinued operations	0	1.04	0

Net loss per share	(0.50)	(0.89)	(3.13)

Diluted net loss per share attributable to Sohu.com Limited
Continuing operations	$(0.50)	$(1.93)	$(3.13)
Discontinued operations	0	1.04	0

Net loss per share	(0.50)	(0.89)	(3.13)